Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2020
Revenue Recognition [Abstract]
Schedule of Revenue disaggregated by revenue source
	Six months ended June 30,
	2020	2019

Systems	$26,392	$42,596
Ink and consumables	27,854	28,434
Spare parts	5,360	10,542
Service contracts	4,042	2,351

Total revenue	$63,648	$83,923

Schedule of revenue disaggregated by geography based on customer location
	Six months ended June 30,
	2020	2019

U.S	$41,302	$45,328
EMEA	13,586	24,072
Asia Pacific	6,090	11,425
Other	2,670	3,098

Total revenue	$63,648	$83,923

Schedule of remaining performance obligations represents contracted revenues
	Remainder of 2020	2021	2022 and thereafter
Product	$4,867	$447	$-
Services	3,693	1,975	802

Total	$8,560	$2,422	$802